Schedule Of Plans' Assets (Liabilities) At Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	$ 9.7	$ 9.3	$ 9.0
U.S. Plans | Pension Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	3,786.7	3,558.7
U.S. Plans | Pension Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	190.2	165.5
U.S. Plans | Pension Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	4.8	0.3
U.S. Plans | Pension Plans | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	47.9	86.9
U.S. Plans | Pension Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(139.9)	(167.8)
U.S. Plans | Pension Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,760.8	1,627.2
U.S. Plans | Pension Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	426.1	394.2
U.S. Plans | Pension Plans | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	145.9	170.0
U.S. Plans | Pension Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	983.9	929.7
U.S. Plans | Pension Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	90.9	79.6
U.S. Plans | Pension Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	34.8	33.7
U.S. Plans | Pension Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	134.4	99.8
U.S. Plans | Pension Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	91.3	83.6
U.S. Plans | Pension Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(5.2)	10.4
U.S. Plans | Pension Plans | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	20.8	45.6
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,950.4	1,820.3
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	4.8	0.3
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	47.9	86.9
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(139.9)	(167.8)
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,760.8	1,627.2
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	145.9	170.0
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	134.4	99.8
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(3.5)	3.9
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,689.8	1,579.5
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	190.2	165.5
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	426.1	394.2
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	983.9	929.7
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	91.3	83.6
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(1.7)	6.5
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	146.5	158.9
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	90.9	79.6
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	34.8	33.7
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	20.8	45.6
U.S. Plans | Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	9.7	9.3
U.S. Plans | Other Postretirement Benefit Plans | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.9	7.5
U.S. Plans | Other Postretirement Benefit Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.4	0.4
U.S. Plans | Other Postretirement Benefit Plans | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.4	1.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.4	1.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1 | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.4	1.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.4	0.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.4	0.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.9	7.5
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3 | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.9	7.5
International Plans | Pension Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,399.2	2,115.8
International Plans | Pension Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.7	3.7
International Plans | Pension Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	14.7	21.4
International Plans | Pension Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.9	4.9
International Plans | Pension Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	885.8	783.4
International Plans | Pension Plans | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	886.8	799.9
International Plans | Pension Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	264.0	242.5
International Plans | Pension Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	146.7	145.5
International Plans | Pension Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	31.1	29.0
International Plans | Pension Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.9	0.4
International Plans | Pension Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	130.2	60.4
International Plans | Pension Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	35.4	24.7
International Plans | Pension Plans | Fair Value, Inputs, Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	17.5	26.7
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	14.7	21.4
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.9	4.9
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.9	0.4
International Plans | Pension Plans | Fair Value, Inputs, Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,145.8	1,904.1
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.7	3.7
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	885.8	783.4
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	886.8	799.9
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	264.0	242.5
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	72.1	49.9
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	35.4	24.7
International Plans | Pension Plans | Fair Value, Inputs, Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	235.9	185.0
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	146.7	145.5
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	31.1	29.0
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	$ 58.1	$ 10.5